CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 7,149	$ 8,785
Restricted cash	765	844
Trade receivables, net	439	506
Financing receivables, net	17,943	18,457
Inventories, net	7,687	6,022
Property, plant and equipment, net	4,556	4,923
Investments in unconsolidated subsidiaries and affiliates	578	529
Investments at fair value through profit and loss	274	392
Equipment under operating leases	1,851	1,978
Goodwill, net	1,918	1,924
Other intangible assets, net	776	772
Deferred tax assets	1,375	1,451
Derivative assets	159	160
Other assets	2,223	1,976
Total Assets	47,693	48,719
LIABILITIES AND EQUITY
Debt	23,749	26,053
Trade payables	6,273	6,357
Deferred tax liabilities	94	112
Pension, postretirement and other postemployment benefits	1,427	1,617
Derivative liabilities	131	139
Other liabilities	9,727	9,412
Total Liabilities	41,401	43,690
Redeemable noncontrolling interest	47	40
Common shares, €0.01, par value; outstanding 1,354,294,867 common shares and 371,239,479 loyalty program special voting shares at 9/30/2021; and outstanding 1,353,910,471 common shares and 371,328,154 loyalty program special voting shares at 12/31/2020	25	25
Treasury stock, at cost; 10,105,329 common shares at 9/30/2021 and 10,489,725 common shares at 12/31/2020	(105)	(109)
Additional paid in capital	4,427	4,388
Retained earnings	4,514	3,279
Accumulated other comprehensive loss	(2,628)	(2,676)
Noncontrolling interests	12	82
Total Equity	6,245	4,989
Total Liabilities and Equity	$ 47,693	$ 48,719